Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States					$ (56,817)	$ (31,746)
Foreign					(1,408)	(1,090)
Loss before provision for income taxes	$ (10,408)	$ (14,754)	$ (39,971)	$ (39,415)	$ (58,225)	$ (32,836)